Note 15 - Stockholders' Equity	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Equity [Text Block]

15. Stockholders’ equity:

(a) Common Stock: During each of the six-month periods ended June 30, 2025 and 2024, the Company issued 299,200 shares at par value of $0.0001 to Costamare Services pursuant to the Services Agreement (Note 4). The fair value of such shares was calculated based on the closing trading price at the date of issuance. There were no share-based payment awards outstanding during the six-month period ended June 30, 2025.

On July 6, 2016, the Company implemented the Plan. The Plan offers holders of Company common stock the opportunity to purchase additional shares by having their cash dividends automatically reinvested in the Company’s common stock. Participation in the Plan is optional, and shareholders who decide not to participate in the Plan will continue to receive cash dividends, as declared and paid in the usual manner. During the six-month period ended June 30, 2024, the Company issued 789,401 shares at par value of $0.0001 to its common stockholders, at an average price of $10.9544 per share. During the six-month period ended June 30, 2025, the Company issued 15,691 shares at par value of $0.0001 to its common stockholders, at an average price of $10.0696 per share.

On November 30, 2021, the Company approved a share repurchase program of up to a maximum $150,000 of its common shares and up to $150,000 of its preferred shares. The timing of repurchases and the exact number of shares to be purchased will be determined by the Company’s management, in its discretion. During the six-month period ended June 30, 2025, no common shares were repurchased under the share repurchase program.

As of June 30, 2025, the aggregate issued share capital was 131,273,834 common shares at par value of $0.0001 of which 120,269,324 common shares were outstanding.

(b) Preferred shares: On June 14, 2024, the Company announced the redemption of all of its 4,574,100 shares of 8.875% Series E Cumulative Redeemable Perpetual Preferred Stock (the “Series E Preferred Stock”) with a liquidation preference of $25.00 per share along with the payment of a final dividend of 8.875% per share for the period from April 15, 2024 to July 14, 2024. The difference between the carrying value and the fair value of the redeemed shares of the Series E Preferred Stock plus any accrued interest amounting to $5,446, in aggregate, was recognized as a reduction of retained earnings as a deemed dividend to the holders of the Series E Preferred Stock and has been considered in the calculation of Earnings per Common Share for the six-month period ended June 30, 2024. The Company proceeded with the full redemption of its Series E Preferred Stock on July 15, 2024.

(c) Dividends declared and / or paid: During the six-month period ended June 30, 2024, the Company declared and paid to its common stockholders (i) $0.115 per common share and, after accounting for shareholders participating in the Plan, the Company paid $9,320 in cash and issued 420,178 shares pursuant to the Plan for the fourth quarter of 2023 and (ii) $0.115 per common share and, after accounting for shareholders participating in the Plan, the Company paid $9,324 in cash and issued 369,223 shares pursuant to the Plan for the first quarter of 2024. During the six-month period ended June 30, 2025, the Company declared and paid to its common stockholders (i) $0.115 per common share and, after accounting for shareholders participating in the Plan, the Company paid $13,715 in cash and issued 7,056 shares pursuant to the Plan for the fourth quarter of 2024 and (ii) $0.115 per common share and, after accounting for shareholders participating in the Plan, the Company paid $13,734 in cash and issued 8,635 shares pursuant to the Plan for the first quarter of 2025.

During the six-month period ended June 30, 2024, the Company declared and paid its holders of Series B Preferred Stock (i) $939, or $0.476563 per share for the period from October 15, 2023 to January 14, 2024 and (ii) $939, or $0.476563 per share for the period from January 15, 2024 to April 14, 2024. During the six-month period ended June 30, 2025, the Company declared and paid to its holders of Series B Preferred Stock (i) $939, or $0.476563 per share for the period from October 15, 2024 to January 14, 2025 and (ii) $939, or $0.476563 per share for the period from January 15, 2025 to April 14, 2025.

During the six-month period ended June 30, 2024, the Company declared and paid its holders of Series C Preferred Stock (i) $2,111, or $0.531250 per share for the period from October 15, 2023 to January 14, 2024 and (ii) $2,111, or $0.531250 per share for the period from January 15, 2024 to April 14, 2024. During the six-month period ended June 30, 2025, the Company declared and paid to its holders of Series C Preferred Stock (i) $2,111, or $0.531250 per share for the period from October 15, 2024 to January 14, 2025 and (ii) $2,111, or $0.531250 per share for the period from January 15, 2025 to April 14, 2025.

During the six-month period ended June 30, 2024, the Company declared and paid its holders of Series D Preferred Stock (i) $2,180, or $0.546875 per share for the period from October 15, 2023 to January 14, 2024 and (ii) $2,180, or $0.546875 per share for the period from January 15, 2024 to April 14, 2024. During the six-month period ended June 30, 2025, the Company declared and paid to its holders of Series D Preferred Stock (i) $2,180, or $0.546875 per share for the period from October 15, 2024 to January 14, 2025 and (ii) $2,180, or $0.546875 per share for the period from January 15, 2025 to April 14, 2025.

During the six-month period ended June 30, 2024, the Company declared and paid its holders of Series E Preferred Stock (i) $2,537, or $0.554688 per share for the period from October 15, 2023 to January 14, 2024 and (ii) $2,537, or $0.554688 per share for the period from January 15, 2024 to April 14, 2024. On July 15, 2024, the Company proceeded with the full redemption of its Series E Preferred Stock.